DECHERT PRICE & RHOADS
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006


                                   May 2, 2000

VIA ELECTRONIC FILING
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Securities and Exchange Commission
450 Fifth Street, N.W.

Washington, D.C.  20549

   Re:      Re: Forward Funds, Inc.
            File Nos. 333-37367  and 811-8419

Dear Sir or Madam:

         On behalf of the above-captioned registrant ("Registrant"), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 28, 2000 as part of the Registrant's most recent registration statement, and (ii) the text of the most recent registration statement was filed electronically on April 28, 2000.

         If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at (202) 261-3371 or Brendan C. Fox at (202) 261-3381.

                                               Very truly yours,


                                               /s/ Cynthia D. Baughman
                                               -----------------------
                                               Cynthia D. Baughman